SUBSEQUENT EVENTS - Sale of SPEs (Details) R$ in Thousands		12 Months Ended
	Apr. 16, 2018 BRL (R$) shares	Dec. 31, 2017 BRL (R$)	Feb. 23, 2018 company	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
SUBSEQUENT EVENTS
Net Equity		R$ 42,752,532		R$ 44,064,927	R$ 41,580,593	R$ 53,653,349
Sale of SPEs
SUBSEQUENT EVENTS
Number of special purpose companies auction | company			70
Net Equity	R$ 401,788	R$ 1,096,460
Debt settled	R$ 401,788
Sale of SPEs | Santa Vitria do Palmar Holding S.A. and Chu Holding S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in subsidiary		78.00%
Sale of SPEs | Elica Hermenegildo I S/A
SUBSEQUENT EVENTS
Proportion of ownership interest in subsidiary		99.99%
Sale of SPEs | Elica Hermenegildo II S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in subsidiary		99.99%
Sale of SPEs | Elica Hermenegildo III S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in subsidiary		99.99%
Sale of SPEs | Elica Chu IX S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in subsidiary		99.99%
Sale of SPEs | Manaus Transmissora de Energia S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in subsidiary		49.50%
Sale of SPEs | Eolica Serra das Vacas Holding S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		49.00%
Sale of SPEs | CHAPADA DO PIAI I S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		49.00%
Sale of SPEs | Chapada do Piaui II Holding S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		49.00%
Sale of SPEs | Vamcruz I Participacoes S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		49.00%
Sale of SPEs | Pedra Branca S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		49.00%
Sale of SPEs | So Pedro do Lago S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		49.00%
Sale of SPEs | Sete Gameleiras S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		49.00%
Sale of SPEs | Baranas I Energtica S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		49.00%
Sale of SPEs | Mussamb Energtica S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		49.00%
Sale of SPEs | Morro Branco I Energtica S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		49.00%
Sale of SPEs | Baranas II Energtica S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		1.50%
Sale of SPEs | Banda de Couro Energtica S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		1.70%
Sale of SPEs | Brasventos Eolo Geradora de Energia S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures	24.50%	49.00%
No. of ordinary Shares transferred | shares	24,802,913
Net Equity	R$ 25,039	R$ 102,199
Sale of SPEs | Rei dos Ventos 3 Geradora de Energia S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures	24.50%	49.00%
No. of ordinary Shares transferred | shares	22,930,675
Net Equity	R$ 24,099	R$ 98,364
Sale of SPEs | Brasventos Miassaba 3 Geradora de Energia S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures	24.50%	49.00%
No. of ordinary Shares transferred | shares	33,570,311
Net Equity	R$ 37,728	R$ 153,991
Sale of SPEs | Brasventos Miassaba 3 Geradora de Energia S.A. | Uirapuru Transmissora de Energia S/A
SUBSEQUENT EVENTS
Proportion of ownership interest in subsidiary		75.00%
Sale of SPEs | Geradora e Comercializadora de Energia Eltrica S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		49.00%
Sale of SPEs | Amaznia-Eletronorte Transmissora de Energia S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures	49.00%	49.00%
No. of ordinary Shares transferred | shares	21,299,713
Net Equity	R$ 36,071	R$ 73,615
Sale of SPEs | Brasnorte Transmissora de Energia S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures	49.71%	49.71%
No. of ordinary Shares transferred | shares	94,974,773
Net Equity	R$ 123,527	R$ 248,495
Sale of SPEs | Companhia de Transmisso Centroeste de Minas S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		49.00%
Sale of SPEs | Empresa de Transmisso do Alto Uruguai S/A
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		27.42%
Sale of SPEs | Luzinia-Niquelndia Transmissora S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		49.00%
Sale of SPEs | Transmissora Matogrossense de Energia S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		49.00%
Sale of SPEs | Companhia Transirap de Transmisso
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		24.50%
Sale of SPEs | Companhia Transleste de Transmisso
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		24.00%
Sale of SPEs | Companhia Transudeste de Transmisso
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures		25.00%
Sale of SPEs | INTESA - Integracao Transmissora de Energia S.A.
SUBSEQUENT EVENTS
Proportion of ownership interest in associates and joint ventures	37.00%	37.00%
No. of ordinary Shares transferred | shares	62,900,000
Net Equity	R$ 155,325	R$ 419,796